FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,275	$1,275
Accounts receivable and other	—	—	2,275	2,275
Financial assets (current and non-current)(1)	582	—	337	919
Marketable securities	392	295	—	687
Total	$974	$295	$3,887	$5,156

Financial liabilities
Corporate borrowings	$—	$—	$2,822	$2,822
Non-recourse borrowings (current and non-current)	—	—	19,999	19,999
Accounts payable and other	—	—	2,201	2,201
Financial liabilities (current and non-current)(1)	641	—	2,253	2,894
Lease liabilities	—	—	3,461	3,461
Preferred shares(2)	—	—	20	20
Total	$641	$—	$30,756	$31,397
1.Derivative instruments which are elected for hedge accounting totaling $419 million are included in financial assets and $475 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$867	$867
Accounts receivable and other	—	—	2,031	2,031
Financial assets (current and non-current)(1)	523	36	322	881
Marketable securities	323	203	—	526
Total	$846	$239	$3,220	$4,305

Financial liabilities
Corporate borrowings	$—	$—	$3,158	$3,158
Non-recourse borrowings (current and non-current)	—	—	20,020	20,020
Accounts payable and other	—	—	2,745	2,745
Financial liabilities (current and non-current)(1)	931	—	2,443	3,374
Lease liabilities	—	—	3,803	3,803
Preferred shares(2)	—	—	20	20
Total	$931	$—	$32,189	$33,120
1.Derivative instruments which are elected for hedge accounting totaling $373 million are included in financial assets and $572 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,275	$1,275
Accounts receivable and other	—	—	2,275	2,275
Financial assets (current and non-current)(1)	582	—	337	919
Marketable securities	392	295	—	687
Total	$974	$295	$3,887	$5,156

Financial liabilities
Corporate borrowings	$—	$—	$2,822	$2,822
Non-recourse borrowings (current and non-current)	—	—	19,999	19,999
Accounts payable and other	—	—	2,201	2,201
Financial liabilities (current and non-current)(1)	641	—	2,253	2,894
Lease liabilities	—	—	3,461	3,461
Preferred shares(2)	—	—	20	20
Total	$641	$—	$30,756	$31,397
1.Derivative instruments which are elected for hedge accounting totaling $419 million are included in financial assets and $475 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$867	$867
Accounts receivable and other	—	—	2,031	2,031
Financial assets (current and non-current)(1)	523	36	322	881
Marketable securities	323	203	—	526
Total	$846	$239	$3,220	$4,305

Financial liabilities
Corporate borrowings	$—	$—	$3,158	$3,158
Non-recourse borrowings (current and non-current)	—	—	20,020	20,020
Accounts payable and other	—	—	2,745	2,745
Financial liabilities (current and non-current)(1)	931	—	2,443	3,374
Lease liabilities	—	—	3,803	3,803
Preferred shares(2)	—	—	20	20
Total	$931	$—	$32,189	$33,120
1.Derivative instruments which are elected for hedge accounting totaling $373 million are included in financial assets and $572 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2021 and December 31, 2020:

	June 30, 2021		December 31, 2020
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,275	$1,275	$867	$867
Accounts receivable and other	2,275	2,275	2,031	2,031
Financial assets (current and non-current)	919	919	881	881
Marketable securities	687	687	526	526
Total	$5,156	$5,156	$4,305	$4,305

Financial liabilities
Corporate borrowings(1)	$2,822	$2,939	$3,158	$3,350
Non-recourse borrowings(2)	19,999	20,095	20,020	20,328
Accounts payable and other (current and non-current)	2,201	2,201	2,745	2,745
Financial liabilities (current and non-current)	2,894	2,894	3,374	3,374
Preferred shares(3)	20	20	20	20
Total	$27,936	$28,149	$29,317	$29,817
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2021	December 31, 2020
Marketable securities	Level 1(1)	$687	$526
Foreign currency forward contracts	Level 2(2)
Financial asset		$115	$115
Financial liability		185	251
Interest rate swaps & other	Level 2(2)
Financial asset		$461	$438
Financial liability		364	561
Other contracts	Level 3(3)
Financial asset		$6	$6
Financial liability		92	119
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2021 and December 31, 2020:

	June 30, 2021		December 31, 2020
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,275	$1,275	$867	$867
Accounts receivable and other	2,275	2,275	2,031	2,031
Financial assets (current and non-current)	919	919	881	881
Marketable securities	687	687	526	526
Total	$5,156	$5,156	$4,305	$4,305

Financial liabilities
Corporate borrowings(1)	$2,822	$2,939	$3,158	$3,350
Non-recourse borrowings(2)	19,999	20,095	20,020	20,328
Accounts payable and other (current and non-current)	2,201	2,201	2,745	2,745
Financial liabilities (current and non-current)	2,894	2,894	3,374	3,374
Preferred shares(3)	20	20	20	20
Total	$27,936	$28,149	$29,317	$29,817
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2021	December 31, 2020
Marketable securities	Level 1(1)	$687	$526
Foreign currency forward contracts	Level 2(2)
Financial asset		$115	$115
Financial liability		185	251
Interest rate swaps & other	Level 2(2)
Financial asset		$461	$438
Financial liability		364	561
Other contracts	Level 3(3)
Financial asset		$6	$6
Financial liability		92	119
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.